Statements of Stockholders’ Deficit - USD ($)	Common Stock CS – Shares CS – Par Amount	Preferred Stock Shares Par Amount	Additional Paid-in Capital	Accumulated Deficit	Total
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	$ 4,038,083	$ (21,601,603)	$ (17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Make Whole Liability to Common Stock	$ 350		699,650		700,000
Make Whole Liability to Common Stock (in Shares)	350,000
Unwind of Make-whole stock Liability			757,597		757,597
Preferred Dividends				(125,000)	(125,000)
Deemed Dividend on Series A Convertible Preferred Stock
Net Loss				(7,791,582)	(7,791,582)
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Conversion of Preferred Stock to Common Stock	$ 651	$ (1,302)	651
Conversion of Preferred Stock to Common Stock (in Shares)	651,041	(1,302,082)
Preferred Dividends				(31,250)	(31,250)
Issuance of Common Stock IPO	$ 1,600		4,473,626		4,475,226
Issuance of Common Stock IPO (in Shares)	1,600,000
Conversion of Convertible Notes to Common Stock	$ 13,153		24,743,662		24,756,815
Conversion of Convertible Notes to Common Stock (in Shares)	13,153,396
Conversion of Warrants to Common Stock	$ 411		(411)
Conversion of Warrants to Common Stock (in Shares)	411,290
Issuance of Common Stock to Investment Advisor	$ 320		(320)
Issuance of Common Stock to Investment Advisor (in Shares)	320,133
Conversion of Make-Whole Liability to common stock	$ 33		129,968		130,000
Conversion of Make-Whole Liability to common stock (in Shares)	32,500
Surrender of Common Stock Investors	$ (669)		670		1
Surrender of Common Stock Investors (in Shares)	(669,958)
Stock-based compensation			268,300		268,300
Shares issued for Services	$ 25		24,975		25,000
Shares issued for Services (in Shares)	25,000
Shares issued for Interest	$ 7		8,516		8,523
Shares issued for Interest (in Shares)	6,506
Deemed Dividend on Series A Convertible Preferred Stock				(1,971,975)	(1,971,975)
Net Loss				(8,882,938)	(8,882,938)
Balances at Dec. 31, 2024	$ 20,870		$ 35,144,967	$ (40,404,350)	$ (5,238,513)
Balances (in Shares) at Dec. 31, 2024	20,869,908